Investment Strategy - Value Line Select Growth Fund, Inc.	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies of the Fund
Strategy Narrative [Text Block]
To achieve the Fund’s investment objective, the Adviser invests at least 80% of the Fund’s net assets in a diversified portfolio of U.S. equity securities with favorable growth prospects. Under normal circumstances, the Fund purchases large-cap companies, and the Fund’s portfolio will generally consist of 25 to 50 positions. The Fund considers companies with a market capitalization of greater than $30 billion to be large-cap companies. However, the Fund may invest in small, mid or large capitalization companies, including foreign companies. In selecting securities for purchase or sale, the Adviser generally analyzes the issuer of a security using fundamental factors such as growth potential and earnings estimates and quantitative factors such as historical earnings, earnings momentum and price momentum. There are no set limitations of investments according to a company’s size or to a sector weighting.
The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.

Strategy Portfolio Concentration [Text]	To achieve the Fund’s investment objective, the Adviser invests at least 80% of the Fund’s net assets in a diversified portfolio of U.S. equity securities with favorable growth prospects. Under normal circumstances, the Fund purchases large-cap companies, and the Fund’s portfolio will generally consist of 25 to 50 positions. The Fund considers companies with a market capitalization of greater than $30 billion to be large-cap companies. However, the Fund may invest in small, mid or large capitalization companies, including foreign companies. In selecting securities for purchase or sale, the Adviser generally analyzes the issuer of a security using fundamental factors such as growth potential and earnings estimates and quantitative factors such as historical earnings, earnings momentum and price momentum. There are no set limitations of investments according to a company’s size or to a sector weighting.